Significant Accounting Policies (Schedule of annual depreciation rates) (Details)	Dec. 31, 2025
Computers, manufacturing and peripheral equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	6.00%
Computers, manufacturing and peripheral equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	33.00%
Office, furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	15.00%